Intangible assets and goodwill (Tables)	6 Months Ended
Feb. 28, 2025
Intangible assets and goodwill
Summary of intangible assets and goodwill

	Intellectual			Trade
	Property	Software	Patents	name	Backlog	Website	Total
	$	$	$	$	$	$	$
Cost
Balance at August 31, 2023	1,035,070	101,775	—	104,351	84,106	20,069	1,345,371
Additions	—	—	63,316	—	—	—	63,316
Currency translation	—	—	—	(862)	(604)	(172)	(1,638)
Balance at August 31, 2024	1,035,070	101,775	63,316	103,489	83,502	19,897	1,407,049
Additions	—	—	54,486	—	—	—	54,486
Currency translation	—	—	—	2,871	1,800	575	5,246
Balance at February 28, 2025	1,035,070	101,775	117,802	106,360	85,302	20,472	1,466,781

Accumulated depreciation
Balance at August 31, 2023	262,597	37,620	—	34,865	36,741	6,824	378,647
Depreciation	103,507	12,920	1,277	21,028	17,082	4,045	159,859
Balance at August 31, 2024	366,104	50,540	1,277	55,893	53,823	10,869	538,506
Depreciation	51,045	6,369	3,573	10,833	8,816	2,089	82,725
Balance at February 28, 2025	417,149	56,909	4,850	66,726	62,639	12,958	621,231

Net carrying amount
As at August 31, 2024	668,966	51,235	62,039	47,596	29,679	9,028	868,543
As at February 28, 2025	617,921	44,866	112,952	39,624	22,633	7,514	845,550